Employee benefit plans	12 Months Ended
Dec. 31, 2011
Employee benefit plans [Abstract]
Employee benefit plans

19. Employee benefit plans

Employees of the Company and its subsidiaries located in Hong Kong are covered by the Mandatory Provident Fund Scheme (“MPF Scheme”) established on December 1, 2000 under the Mandatory Provident Fund Scheme Ordinance of Hong Kong. The calculation of contributions for these eligible employees is based on 5% of the applicable payroll costs, and contributions are matched by the employees. The amounts paid by the Company to the MPF Scheme were $6, $6 and $6; for the years ended December 31, 2009, 2010 and 2011, respectively.

Employees of the Company and its subsidiaries located in the PRC are covered by the retirement schemes defined by local practice and regulations, which are essentially defined contribution schemes. The contributed amounts are determined based on 22% of the applicable payroll costs. The amounts paid by the Company to these defined contribution schemes were $177, $194 and $196 for years ended December 31, 2009, 2010 and 2011, respectively.

In addition, the Company is required by law to contribute medical insurance benefits, housing funds, unemployment, and other statutory benefits ranging from 1% to 10% of applicable salaries. The PRC government is directly responsible for the payment of the benefits to these employees. The amounts contributed for medical insurance benefits were $97, $106 and $106 for the years ended December 31, 2009, 2010 and 2011, respectively. The amounts contributed for housing funds was $56, $62 and $62 for the years ended December 31, 2009, 2010 and 2011, respectively. The amounts contributed for other benefits were $24 and $26 and $27 for the years ended December 31, 2009, 2010 and 2011, respectively.